Accumulated Other Comprehensive Income	12 Months Ended
Jul. 01, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income
ACCUMULATED OTHER COMPREHENSIVE INCOME
The components of accumulated other comprehensive loss, as of the dates indicated, are as follows:

	Unrealized Gains (Losses) on Cash Flow Hedges(1)	Unrealized Gains (Losses) on Available-for-Sale Debt Securities	Cumulative Translation Adjustment	Other(2)	Total
	(millions)
Balances at June 27, 2015	$4.4	$0.5	$(81.7)	$(0.9)	$(77.7)
Other comprehensive (loss) income before reclassifications	(10.2)	(0.4)	18.8	—	8.2
Less: gains (losses) reclassified from accumulated other comprehensive income	3.0	(0.2)	—	0.6	3.4
Net current-period other comprehensive (loss) income	(13.2)	(0.2)	18.8	(0.6)	4.8
Balances at July 2, 2016	$(8.8)	$0.3	$(62.9)	$(1.5)	$(72.9)
Other comprehensive income (loss) before reclassifications	7.7	(0.7)	(26.2)	—	(19.2)
Less: losses reclassified from accumulated other comprehensive income	(4.1)	—	—	(1.1)	(5.2)
Net current-period other comprehensive income (loss)	11.8	(0.7)	(26.2)	1.1	(14.0)
Balances at July 1, 2017	$3.0	$(0.4)	$(89.1)	$(0.4)	$(86.9)

(1)
The ending balances of AOCI related to cash flow hedges are net of tax of $(1.8) million and $4.5 million as of July 1, 2017 and July 2, 2016, respectively. The amounts reclassified from AOCI are net of tax of $2.2 million and $(1.4) million as of July 1, 2017 and July 2, 2016, respectively.

(2)
As of July 1, 2017 and July 2, 2016, Other represents the accumulated loss on the Company's minimum pension liability adjustment. The balances at July 1, 2017 and July 2, 2016 are net of tax of $0.2 million and $0.8 million, respectively.